Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares			4 Months Ended	6 Months Ended
	Sep. 14, 2020	Aug. 18, 2020	Dec. 31, 2020	Jun. 30, 2021
Exercise price per warrant			$ 5.58	$ 5.58
dMY TECHNOLOGY GROUP, INC. III [Member]
Public Warrants will become exercisable			on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering	on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering
Public warrant for redemption price			at a price of $0.01 per warrant	at a price of $0.01 per warrant
Public warrants expire date			upon a minimum of 30 days’ prior written notice of redemption	upon a minimum of 30 days’ prior written notice of redemption
Common Stock Price Equals To Or Exceeds Ten Dollars [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Warrant redemption trigger price subject to adjustment			$ 10.00	$ 10.00
Public Warrants [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Number of warrants or rights outstanding			7,500,000	7,500,000
Exercise price per warrant				$ 3.20
Private Placement Warrants [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Number of warrants or rights outstanding			4,000,000
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Exercise price per warrant		$ 11.50
Common Class A [Member] | Redemption Price One [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Number of days of notice to be given to warrant holders before redemption				30 days
Redemption price of warrants per unit		$ 0.01
Number of consecutive trading days for which the stock price is to be maintained			20 days	20 days
Number of trading days			30 days	30 days
Number of days from consummation of business combination within which registration statement shall be issued		30 days
Common Class A [Member] | Redemption Price Two [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Number of days of notice to be given to warrant holders before redemption			30 days
Redemption price of warrants per unit		$ 0.10
Number of consecutive trading days for which the stock price is to be maintained			20 days	20 days
Number of trading days	30 days			30 days
Number of days from consummation of business combination within which registration statement shall be issued		30 days
Common Class A [Member] | Maximum [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Issue price at closing of its initial business combination			$ 9.20	$ 9.20
Number of shares of common stock excercisable per warrant		0.361	0.361
Common Class A [Member] | Minimum [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Warrant exercise price, description			the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price	the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
The aggregate gross proceeds from such issuances				60.00%
Common Class A [Member] | Minimum [Member] | Redemption Price One [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Share price		$ 18.00
Common Class A [Member] | Minimum [Member] | Redemption Price Two [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Share price		$ 10.00